Income Taxes (Details Textual) (USD $)	3 Months Ended			6 Months Ended		12 Months Ended
	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Income Tax (Textual)
Deferred tax assets resulted from C corporation losses	$ 169,500					$ 169,500
Net loss for the year ended of C corporation	$ 434,509	$ (511,022)	$ 25,907	$ (993,586)	$ 62,631	$ (1,171,921)	$ 142,305
Operating loss maturity date description	December 31, 2032
Likelihood of the tax benefits realized upon settlement for tax examination	Tax benefit that is more than 50 percent likely of being realized upon settlement